Retirement Plans and Postretirement Costs (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Significant Effect of Health Care Trend on the Postretirement Benefit
Effect on total of service and interest cost components in fiscal 2013, 1% Increase	$ 3
Effect on total of service and interest cost components in fiscal 2013, 1% Decrease	(3)
Effect on postretirement benefit obligation as of June 30, 2013, 1% Increase	59
Effect on postretirement benefit obligation as of June 30, 2013, 1% Decrease	$ (57)